Provisions and Contingent Provisions (Details) - Schedule of provisions for personnel salaries and expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provisions for personnel salaries and expenses [Abstract]
Provision for seniority compensation	$ 7,638	$ 6,658
Provision for stock-based personnel benefits
Provision for performance bonus	73,960	65,786
Provision for vacations	28,553	29,307
Provision for other personnel benefits	470	2,519
Total	$ 110,621	$ 104,270